Nature Of Business And Significant Accounting Policies (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Nature Of Business And Significant Accounting Policies [Abstract]
Assets Measured At Fair Value On A Non-Recurring Basis

	Level 1	Level 2	Level 3	Total
Oak Reserve at Winter Park...........................................................................	$—	$—	$ 11,319,744	$ 11,319,744
Venetian.............................................................................................................	—	—	11,000,000	11,000,000
The Estates at Maitland...................................................................................	—	—	10,000,000	10,000,000
Midlothian Town Center-East.........................................................................	—	—	8,160,000	8,160,000

Total assets at fair value.................................................................................	$—	$—	$ 40,479,744	$ 40,479,744

	Level 1	Level 2	Level 3	Total
Oak Reserve at Winter Park...........................................................................	$—	$—	$ 11,319,744	$ 11,319,744
Venetian.............................................................................................................	—	—	11,000,000	11,000,000
The Estates at Maitland...................................................................................	—	—	10,000,000	10,000,000
Midlothian Town Center-East.........................................................................	—	—	8,160,000	8,160,000

Total assets at fair value.................................................................................	$—	$—	$ 40,479,744	$ 40,479,744

Reconciliation Of Earnings Per Share

	Years ended December 31,
	2012	2011
Shares Outstanding...........................................................................................................	4,717,375	96,284
Weighted average common shares—basic.....................................................................	2,278,094	96,284
Effect of dilutive securities.............................................................................................	—	—
Weighted average common shares—diluted.................................................................	2,278,094	96,284

Calculation of Earnings per Share
Net loss attributable to Trade Street Residential, Inc.:
Continuing operations.......................................................................................................	$ (7,213,905)	$ (852,210)
Discontinued operations...................................................................................................	(4,103)	(2,568,716)

Net loss available for common stockholders.................................................................	$ (7,218,008)	$ (3,420,926)

Basic and diluted earnings per common share of Trade Street Residential, Inc.:
Continuing operations.......................................................................................................	$ (3.17)	$ (8.85)
Discontinued operations...................................................................................................	-	(26.68)

Earnings per share—basic...............................................................................................	$ (3.17)	$ (35.53)
Weighted average common shares—basic.....................................................................	2,278,094	96,284

	Years ended December 31,
	2012	2011
Shares Outstanding...........................................................................................................	4,717,375	96,284
Weighted average common shares—basic.....................................................................	2,278,094	96,284
Effect of dilutive securities.............................................................................................	—	—
Weighted average common shares—diluted.................................................................	2,278,094	96,284

Calculation of Earnings per Share
Net loss attributable to Trade Street Residential, Inc.:
Continuing operations.......................................................................................................	$ (7,213,905)	$ (852,210)
Discontinued operations...................................................................................................	(4,103)	(2,568,716)

Net loss available for common stockholders.................................................................	$ (7,218,008)	$ (3,420,926)

Basic and diluted earnings per common share of Trade Street Residential, Inc.:
Continuing operations.......................................................................................................	$ (3.17)	$ (8.85)
Discontinued operations...................................................................................................	-	(26.68)

Earnings per share—basic...............................................................................................	$ (3.17)	$ (35.53)
Weighted average common shares—basic.....................................................................	2,278,094	96,284

Estimated Amortization Of Deferred Financing Costs

Year ending December 31,
2013	$1,030,922
2014	240,536
2015	215,774
2016	192,917
2017	182,959
Thereafter	303,101
$2,166,209

Year ending December 31,
2013	$1,030,922
2014	240,536
2015	215,774
2016	192,917
2017	182,959
Thereafter	303,101
$2,166,209

Schedule Of Corrections Of Errors

	June 30, 2012			September 30, 2012
	As		As	As		As
	Reported	Adjustment	Restated	Reported	Adjustment	Restated
Balance sheet information:
Building and improvements	$77,385,897	$442,782	$77,828,679	$77,796,104	$584,947	$78,381,051
Accumulated depreciation	(4,870,063)	(41,213)	(4,911,276)	(5,693,712)	(92,938)	(5,786,650)
Net investment in properties	135,479,728	401,569	135,881,297	134,019,926	492,009	134,511,935
Real estate held for sale	84,535,052	214,018	84,749,070	83,690,921	340,186	84,031,107
Total assets	234,027,018	615,587	234,642,605	231,563,678	832,195	232,395,873
Noncontrolling interest - Preferred B and C units	20,148,421	(285,706)	19,862,715	19,547,279	147,734	19,695,013
Additional paid-in capital	52,497,870	1,851,459	54,349,329	54,432,120	-	54,432,120
Accumulated deficit	(34,365,806)	(807,368)	(35,173,174)	(37,138,583)	610,593	(36,527,990)
Stockholders' equity - Trade Street Residential	22,966,755	1,044,091	24,010,846	22,959,239	610,593	23,569,832
Noncontrolling interests	11,125,411	(142,852)	10,982,559	10,734,109	73,868	10,807,977
Total stockholders' equity	34,092,166	901,239	34,993,405	33,693,348	684,461	34,377,809
Total liabilities and stockholders' equity	$234,027,018	$615,587	$234,642,605	$231,563,678	$832,195	$232,395,873

	Six months ended June 30, 2012			Nine months ended September 30, 2012
	As		As	As		As
	Reported	Adjustment	Restated	Reported	Adjustment	Restated
Statement of operations information:
Property operations expense	$2,921,510	$(442,782)	$2,478,728	$4,419,429	$(584,947)	$3,834,482
Depreciation and amortization	2,740,458	41,213	2,781,671	3,461,216	92,938	3,554,154
Acquisition and recapitalization costs	-	1,851,459	1,851,459	1,851,459	-	1,851,459
Total operating expenses	7,334,983	1,449,890	8,784,873	12,851,028	(492,009)	12,359,019
Loss (income) from operations	(426,450)	(1,449,890)	(1,876,340)	(2,365,769)	492,009	(1,873,760)
Loss before income (loss) from unconsolidated
joint venture	(2,133,643)	(1,449,890)	(3,583,533)	(5,477,328)	492,009	(4,985,319)
Loss from continuing operations	(2,094,409)	(1,449,890)	(3,544,299)	(5,436,051)	492,009	(4,944,042)
Discontinued operations	(1,514,111)	214,018	(1,300,093)	(1,977,020)	340,186	(1,636,834)
Net loss	(3,608,520)	(1,235,872)	(4,844,392)	(7,413,071)	832,195	(6,580,876)
Loss allocated to noncontrolling interests	359,808	428,504	788,312	1,391,582	(221,602)	1,169,980
Loss attributable to Trade Street Residential	$(3,302,353)	$(807,368)	$(4,109,721)	$(6,236,050)	$610,593	$(5,625,457)
Basic and diluted earnings per share:
Continuing operations	($2.66)	($1.51)	($4.17)	($2.55)	$ 0.17	($2.39)
Discontinued operations	(2.25)	0.32	(1.93)	($1.19)	$ 0.20	($0.98)
Net loss available for common shareholders	($4.91)	($1.19)	($6.10)	($3.74)	$ 0.37	($3.37)

	Six months ended June 30, 2012			Nine months ended September 30, 2012
	As		As	As		As
	Reported	Adjustment	Restated	Reported	Adjustment	Restated
Statement of stockholders' equity information:
Accumulated deficit	(34,365,806)	(807,368)	(35,173,174)	(37,138,583)	610,593	(36,527,990)
Temporary equity	37,511,642	(285,706)	37,225,936	36,995,430	147,735	37,143,165
Noncontrolling interests	11,125,411	(142,852)	10,982,559	10,734,109	73,868	10,807,977

	Six months ended June 30, 2012			Nine months ended September 30, 2012
	As		As	As		As
	Reported	Adjustment	Restated	Reported	Adjustment	Restated
Statement of cash flows information:
Net loss	$(3,608,520)	$(1,235,872)	$(4,844,392)	$(7,413,071)	$832,195	$(6,580,876)
Income (loss) from discontinued real estate operations	(1,514,111)	214,018	(1,300,093)	(1,977,020)	340,186	(1,636,834)
Loss from continuing operations	(2,094,409)	(1,449,890)	(3,544,299)	(5,436,051)	492,009	(4,944,042)
Depreciation and amortization	2,740,458	41,213	2,781,671	3,461,216	92,938	3,554,154
Net cash provided by operating activities -
continuing operations	5,247,364	(1,408,677)	3,838,687	718,228	584,947	1,303,175
Net cash provided by operating activities -
discontinued operations	1,254,681	218,510	1,473,191	1,364,829	357,466	1,722,295
Net cash provided by operating activities	6,720,555	(1,408,677)	5,311,878	2,440,523	584,947	3,025,470
Purchase of real estate assets	(244,096)	(442,782)	(686,878)	(592,744)	(584,947)	(1,177,691)
Net cash provided by (used in) investing activities -
continuing operations	(169,737)	(442,782)	(612,519)	653,102	(584,947)	68,155
Net cash used in investing activities -
discontinued operations	(238,935)	(218,510)	(457,445)	(74,663)	(357,466)	(432,129)
Net cash used in investing activities	(408,672)	(661,292)	(1,069,964)	578,439	(942,413)	(363,974)
Net cash used in financing activities	(4,122,878)	1,851,459	(2,271,419)	(1,748,164)	-	(1,748,164)
Net change in cash and cash equivalents	$1,930,470	$-	$1,930,470	$913,332	$-	$913,332

	June 30, 2012			September 30, 2012
	As		As	As		As
	Reported	Adjustment	Restated	Reported	Adjustment	Restated
Balance sheet information:
Building and improvements	$77,385,897	$442,782	$77,828,679	$77,796,104	$584,947	$78,381,051
Accumulated depreciation	(4,870,063)	(41,213)	(4,911,276)	(5,693,712)	(92,938)	(5,786,650)
Net investment in properties	135,479,728	401,569	135,881,297	134,019,926	492,009	134,511,935
Real estate held for sale	84,535,052	214,018	84,749,070	83,690,921	340,186	84,031,107
Total assets	234,027,018	615,587	234,642,605	231,563,678	832,195	232,395,873
Noncontrolling interest - Preferred B and C units	20,148,421	(285,706)	19,862,715	19,547,279	147,734	19,695,013
Additional paid-in capital	52,497,870	1,851,459	54,349,329	54,432,120	-	54,432,120
Accumulated deficit	(34,365,806)	(807,368)	(35,173,174)	(37,138,583)	610,593	(36,527,990)
Stockholders' equity - Trade Street Residential	22,966,755	1,044,091	24,010,846	22,959,239	610,593	23,569,832
Noncontrolling interests	11,125,411	(142,852)	10,982,559	10,734,109	73,868	10,807,977
Total stockholders' equity	34,092,166	901,239	34,993,405	33,693,348	684,461	34,377,809
Total liabilities and stockholders' equity	$234,027,018	$615,587	$234,642,605	$231,563,678	$832,195	$232,395,873

	Six months ended June 30, 2012			Nine months ended September 30, 2012
	As		As	As		As
	Reported	Adjustment	Restated	Reported	Adjustment	Restated
Statement of operations information:
Property operations expense	$2,921,510	$(442,782)	$2,478,728	$4,419,429	$(584,947)	$3,834,482
Depreciation and amortization	2,740,458	41,213	2,781,671	3,461,216	92,938	3,554,154
Acquisition and recapitalization costs	-	1,851,459	1,851,459	1,851,459	-	1,851,459
Total operating expenses	7,334,983	1,449,890	8,784,873	12,851,028	(492,009)	12,359,019
Loss (income) from operations	(426,450)	(1,449,890)	(1,876,340)	(2,365,769)	492,009	(1,873,760)
Loss before income (loss) from unconsolidated
joint venture	(2,133,643)	(1,449,890)	(3,583,533)	(5,477,328)	492,009	(4,985,319)
Loss from continuing operations	(2,094,409)	(1,449,890)	(3,544,299)	(5,436,051)	492,009	(4,944,042)
Discontinued operations	(1,514,111)	214,018	(1,300,093)	(1,977,020)	340,186	(1,636,834)
Net loss	(3,608,520)	(1,235,872)	(4,844,392)	(7,413,071)	832,195	(6,580,876)
Loss allocated to noncontrolling interests	359,808	428,504	788,312	1,391,582	(221,602)	1,169,980
Loss attributable to Trade Street Residential	$(3,302,353)	$(807,368)	$(4,109,721)	$(6,236,050)	$610,593	$(5,625,457)
Basic and diluted earnings per share:
Continuing operations	($2.66)	($1.51)	($4.17)	($2.55)	$ 0.17	($2.39)
Discontinued operations	(2.25)	0.32	(1.93)	($1.19)	$ 0.20	($0.98)
Net loss available for common shareholders	($4.91)	($1.19)	($6.10)	($3.74)	$ 0.37	($3.37)

	Six months ended June 30, 2012			Nine months ended September 30, 2012
	As		As	As		As
	Reported	Adjustment	Restated	Reported	Adjustment	Restated
Statement of stockholders' equity information:
Accumulated deficit	(34,365,806)	(807,368)	(35,173,174)	(37,138,583)	610,593	(36,527,990)
Temporary equity	37,511,642	(285,706)	37,225,936	36,995,430	147,735	37,143,165
Noncontrolling interests	11,125,411	(142,852)	10,982,559	10,734,109	73,868	10,807,977

	Six months ended June 30, 2012			Nine months ended September 30, 2012
	As		As	As		As
	Reported	Adjustment	Restated	Reported	Adjustment	Restated
Statement of cash flows information:
Net loss	$(3,608,520)	$(1,235,872)	$(4,844,392)	$(7,413,071)	$832,195	$(6,580,876)
Income (loss) from discontinued real estate operations	(1,514,111)	214,018	(1,300,093)	(1,977,020)	340,186	(1,636,834)
Loss from continuing operations	(2,094,409)	(1,449,890)	(3,544,299)	(5,436,051)	492,009	(4,944,042)
Depreciation and amortization	2,740,458	41,213	2,781,671	3,461,216	92,938	3,554,154
Net cash provided by operating activities -
continuing operations	5,247,364	(1,408,677)	3,838,687	718,228	584,947	1,303,175
Net cash provided by operating activities -
discontinued operations	1,254,681	218,510	1,473,191	1,364,829	357,466	1,722,295
Net cash provided by operating activities	6,720,555	(1,408,677)	5,311,878	2,440,523	584,947	3,025,470
Purchase of real estate assets	(244,096)	(442,782)	(686,878)	(592,744)	(584,947)	(1,177,691)
Net cash provided by (used in) investing activities -
continuing operations	(169,737)	(442,782)	(612,519)	653,102	(584,947)	68,155
Net cash used in investing activities -
discontinued operations	(238,935)	(218,510)	(457,445)	(74,663)	(357,466)	(432,129)
Net cash used in investing activities	(408,672)	(661,292)	(1,069,964)	578,439	(942,413)	(363,974)
Net cash used in financing activities	(4,122,878)	1,851,459	(2,271,419)	(1,748,164)	-	(1,748,164)
Net change in cash and cash equivalents	$1,930,470	$-	$1,930,470	$913,332	$-	$913,332